FOR USE BY BANKS ONLY

                                                               January 15, 1999

                       DREYFUS MUNICIPAL BOND FUND, INC.

               SUPPLEMENT TO PROSPECTUS DATED DECEMBER 30, 1998

    All mutual fund shares involve certain investment risks, including the possible loss of principal.

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